Cambria Cannabis ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 54.6%	Shares	Value
Consumer Staples - 33.9%(a)
Altria Group, Inc.	9,693	$600,384
Boston Beer Co., Inc. - Class A (b)	1,200	248,496
British American Tobacco PLC	10,957	584,605
Imperial Brands PLC	14,457	563,999
Philip Morris International, Inc.	3,164	519,054
Turning Point Brands, Inc.	7,269	602,891
Universal Corp.	4,243	231,116
Village Farms International, Inc. (b)	413,858	587,678
		3,938,223

Health Care - 16.1%
Cronos Group, Inc. (b)	273,265	541,065
High Tide, Inc. (b)	96,887	211,171
Jazz Pharmaceuticals PLC (b)	3,104	355,812
SNDL, Inc. (b)	442,617	761,301
		1,869,349

Information Technology - 4.6%
WM Technology, Inc. (b)	596,101	532,199
TOTAL COMMON STOCKS (Cost $5,604,223)		6,339,771

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.0%
Financials - 2.0%
Advanced Flower Capital, Inc.	51,688	227,944
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $417,959)		227,944

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.2%
First American Treasury Obligations Fund - Class X, 4.24%(c)	949,448	949,448
TOTAL MONEY MARKET FUNDS (Cost $949,448)		949,448

TOTAL INVESTMENTS - 64.8% (Cost $6,971,630)		7,517,163
Other Assets in Excess of Liabilities - 35.2%		4,088,177
TOTAL NET ASSETS - 100.0%		$11,605,340
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Cambria Cannabis ETF
Schedule of Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.55%	Monthly	04/15/2026	$224,851	$0
Glass House Brands, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.55%	Monthly	04/15/2026	503,756	0
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.55%	Monthly	04/15/2026	816,165	0
Grown Rogue International, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.55%	Monthly	04/15/2026	879,689	0
TerrAscend Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.55%	Monthly	04/15/2026	357,705	0
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.55%	Monthly	04/15/2026	564,634	0
Vireo Growth, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.55%	Monthly	04/15/2026	665,969	0
Net Unrealized Appreciation (Depreciation)							$0

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Cannabis ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,339,771	$–	$–	$6,339,771
Real Estate Investment Trusts - Common	227,944	–	–	227,944
Money Market Funds	949,448	–	–	949,448
Total Investments	$7,517,163	$–	$–	$7,517,163

Other Financial Instruments:
Total Return Swaps (a)	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(a) The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2025
(% of Total Investments)
Consumer Staples	$3,938,223	60.0	%(a)
Health Care	1,869,349	28.4	(a)
Information Technology	532,199	8.1
Financials	227,944	3.5
Total Investments	$6,567,715	100.0%
(a)

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.